Operating Segment Analysis	12 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Operating Segment Analysis
Operating Segment Analysis
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s chief executive officer (“CEO”). The CEO reviews financial information presented on a Group level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Group has determined that it operates in a single operating and reportable segment.
Major Customer
Worldpay (UK) Limited, or together with Worldpay Group Limited and its consolidated subsidiaries, Worldpay, was our largest client for each of the last three years, contributing less than 10.0% in both 2020 and 2019 and 10.8% in 2018 of our total revenue.
Geographical Information of Group’s Non-Current Assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2020 £’000	2019 £’000
United Kingdom	£38,284	£26,436
North America	28,321	29,248
Europe	30,491	6,779
RoW (1)	11,287	13,786
Total	£108,383	£76,249
(1) Rest of World